Loans and advances and deposits at amortised cost (Table)	12 Months Ended
Dec. 31, 2021
Loans and advances and deposits at amortised cost
Loans and advances at amortised cost	Financial assets at fair value through other comprehensive income

Accounting for financial assets at fair value through other comprehensive income (FVOCI)
Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently re-measured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Interest (calculated using the effective interest method) is recognised in the income statement in net interest income (Note 3). Upon disposal, the cumulative gain or loss recognised in other comprehensive income is included in net investment income (Note 6).
In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. The Barclays Bank Group will consider past sales and expectations about future sales to establish if the business model is achieved.
For equity securities that are not held for trading, the Barclays Bank Group may make an irrevocable election on initial recognition to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the de-recognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where the Barclays Bank Group has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

	Barclays Bank Group
	2021	2020
	£m	£m
Debt securities and other eligible bills	45,854	51,710
Equity securities	1	1
Loans and advances	53	191
Financial assets at fair value through other comprehensive income	45,908	51,902

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2021	2020
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	8,750	9,003
Loans and advances at amortised cost to customers	117,014	110,101
Debt securities at amortised cost	19,495	15,163
Total loans and advances at amortised cost	145,259	134,267

Deposits at amortised cost from banks	17,911	17,348
Deposits at amortised cost from customers	244,917	227,348
Total deposits at amortised cost	262,828	244,696

Deposits at amortised cost	Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss
In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amount relating to own credit risk are recycled to the income statement. The Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 13).
The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.

	Barclays Bank Group
	2021		2020
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	53,164	61,333	50,216	57,650
Deposits	29,409	29,836	21,718	22,120
Repurchase agreements and other similar secured borrowing	168,075	168,144	177,455	177,513
Subordinated debt[a]	483	613	—	—
Other financial liabilities	—	—	237	237
Financial liabilities designated at fair value	251,131	259,926	249,626	257,520
The cumulative own credit net loss recognised for Barclays Bank Group is £960m (2020: £954m).
Note
a.Subordinated debt measured at fair value (2020: £221m) was previously disclosed in Note 26 Subordinated Liabilities. For the current year, it is disclosed within Financial Liabilities designated at fair value to better reflect that it is accounted for at fair value.

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2021	2020
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	8,750	9,003
Loans and advances at amortised cost to customers	117,014	110,101
Debt securities at amortised cost	19,495	15,163
Total loans and advances at amortised cost	145,259	134,267

Deposits at amortised cost from banks	17,911	17,348
Deposits at amortised cost from customers	244,917	227,348
Total deposits at amortised cost	262,828	244,696